Income Taxes - Classification of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Net deferred tax liabilities	$ 453	$ 624	$ 685